REDEEMABLE PREFERRED SHARES - Movement of redeemable preferred shares (Details) ¥ in Thousands, $ / shares in Thousands, $ in Millions		12 Months Ended
	Mar. 27, 2019 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Movement of the redeemable preferred shares
Balance at beginning of year		¥ 1,080,656
Balance at end of year		1,056,663	¥ 1,080,656
Redeemable preferred shares
Movement of the redeemable preferred shares
Balance at beginning of year		1,080,656	1,064,766	¥ 1,047,012
Accrual of redeemable preferred shares dividends		54,305	54,232	53,625
Settlement of redeemable preferred shares dividends		(54,124)	(54,169)	(53,923)
Foreign exchange impact		(24,174)	15,827	18,052
Balance at end of year		¥ 1,056,663	¥ 1,080,656	¥ 1,064,766
Redeemable preferred shares | GDS Holdings
Movement of the redeemable preferred shares
Issuance of ordinary shares (in shares) | shares	150,000
Share price | $ / shares	$ 1
Issuance of redeemable preferred shares | $	$ 150